SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Deposits	$ 42,514	$ 8,978	$ 15,546
Prepaid expenses, including related party (see Note 13)	235,791	128,378	9,490
Employees’ social insurance	7,959	8,667	10,124
Others	39,331	24,808	7,471
Total	$ 325,595	$ 170,831	$ 42,631